Consolidated Statement of Stockholders' Deficit - USD ($) $ in Thousands	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning Balance, Shares at Dec. 31, 2016	1,788	104
Beginning Balance, Amount at Dec. 31, 2016	$ 2	$ 0	$ 105,891	$ (124,649)
Issuance of common stock for acquisition, Shares		16,928
Issuance of common stock for acquisition, Amount		$ 17	253,901
Issuance of common and preferred stock for convertible notes and interest Shares	909	17,678
Issuance of common and preferred stock for convertible notes and interest, Amount	$ 1	$ 18	25,254
Issuance of common stock for preferred stock, Shares	(2,042)	5,678
Issuance of common stock for preferred stock, Amount	$ (2)	$ 6	(4)
Issuance of common stock for compensation, Shares	600	9,233
Issuance of common stock for compensation, Amount	$ 1	$ 9	129,766
Change in accounting method for debt and warrants			678	(678)
Net loss				(144,172)
Ending Balance, Shares at Dec. 31, 2017	1,260	50,118
Ending Balance, Amount at Dec. 31, 2017	$ 2	$ 50	521,305	(269,499)
Issuance of warrants			8,304
Issuance of common and preferred stock for convertible notes and interest Shares		162
Issuance of common and preferred stock for convertible notes and interest, Amount		$ 0	325
Issuance of common stock for compensation, Shares		370
Issuance of common stock for compensation, Amount		$ 1	9,693
Beneficial conversion feature on convertible notes			544
Net loss				(259,186)
Ending Balance, Shares at Dec. 31, 2018	1,260	50,650
Ending Balance, Amount at Dec. 31, 2018	$ 2	$ 51	$ 540,171	$ (528,685)